Taxation - Deferred tax assets and liabilities, others (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities
Unrecognized deferred tax assets	€ 125,153	€ 103,303
Unrecognized deferred tax on investments in subsidiaries	79,551	76,348
Uncertain tax treatments	136,705	€ 76,604
Additional taxation impact	€ 5,000
Spain
Deferred tax assets and liabilities
Tax deduction maturity term	18 years
Estimated period for application of entire amount of tax deduction	5 years
Tax rate (as a percent)	25.00%
USA
Deferred tax assets and liabilities
Tax rate (as a percent)	22.00%
IRELAND
Deferred tax assets and liabilities
Tax rate (as a percent)	12.50%